Cover	Jan. 25, 2021	Dec. 31, 2019
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jan. 25, 2021
Entity Registrant Name	Hudson Pacific Properties, Inc.
Entity Incorporation, State or Country Code		MD
Entity File Number		001-34789
Entity Tax Identification Number		27-1430478
Entity Address, Address Line One		11601 Wilshire Blvd., Ninth Floor
Entity Address, City or Town		Los Angeles,
Entity Address, State or Province		CA
Entity Address, Postal Zip Code		90025
City Area Code	310
Local Phone Number	445-5700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock, $0.01 par value
Trading Symbol	HPP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key		0001482512
Amendment Flag		false
Hudson Pacific Partners, L.P.
Entity Information [Line Items]
Entity Registrant Name	Hudson Pacific Properties, L.P.
Entity Incorporation, State or Country Code		MD
Entity File Number		333-202799-01
Entity Tax Identification Number		80-0579682
Entity Emerging Growth Company	false
Entity Central Index Key		0001496264